PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary): | PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 5, 2012 TO THE PROSPECTUS
DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Section Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio

The following replaces the table under "Average Annual Total Returns for the Periods Ended December 31, 2010" on page 37 of the Prospectus for the PowerShares Dynamic Industrials Sector Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Dynamic Industrials Sector Portfolio	Return Before Taxes	33.98%	4.03%		Oct. 12, 2006
PowerShares Dynamic Industrials Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	33.60%	3.71%		Oct. 12, 2006
PowerShares Dynamic Industrials Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.05%	3.25%		Oct. 12, 2006
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%		Oct. 12, 2006
S&P Industrials Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	S&P Industrials Index (reflects no deduction for fees, expenses or taxes)	26.73%	2.11%		Oct. 12, 2006
Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes)	26.02%	3.66%	[1]	Sep. 30, 2006
Dynamic Industrials Sector Intellidex SM Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector Intellidex SM Index (reflects no deduction for fees, expenses or taxes)	35.16%	4.88%		Oct. 12, 2006
[1]	From 9/30/06